Goodwill and Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets
Goodwill	$ 244,672	$ 227,349	$ 227,349	$ 174,204
Change in goodwill	$ 17,100	$ 0